Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
8/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.06% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	$1,250,000	$1,327,195

			1,327,195
Guam (2.0%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	630,000	641,935
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,300,000	1,119,824
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	425,000	417,405

			2,179,164
Missouri (1.2%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	1,300,000	1,317,931

			1,317,931
Ohio (1.3%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/34	A	405,000	399,877
4.00%, 7/1/33	A	390,000	385,999
4.00%, 7/1/27	A	640,000	636,345

			1,422,221
Pennsylvania (90.5%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/51	AA	650,000	658,884
AGM, 4.00%, 1/1/46	AA	750,000	684,354
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds, (Duquesne U. of the Holy Spirit), Ser. A
5.00%, 3/1/34	A2	640,000	710,568
5.00%, 3/1/30	A2	1,055,000	1,144,521
Bentworth School Dist. G.O. Bonds, Ser. B, BAM, 3.00%, 11/15/28	AA	1,430,000	1,393,608
Bethlehem, Redev. Auth. Rev. Bonds, (Moravian U. Oblig. Group)
5.00%, 10/1/31	BBB+	500,000	516,267
5.00%, 10/1/30	BBB+	1,260,000	1,298,786
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Delaware Valley U.), 5.00%, 11/1/42	BBB-/F	250,000	235,578
(St. Luke's U. Health Network), 4.00%, 8/15/39	A3	1,500,000	1,377,035
Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	776,085
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	225,000	216,353
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	400,000	398,463
Chester Cnty., Indl. Dev. Auth. 144A Rev. Bonds, (Collegium Charter School), 6.00%, 10/15/52	BB	750,000	750,463
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	927,110
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,059,456
5.00%, 6/1/33	A1	1,000,000	1,060,129
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	423,236
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	703,758
(Penn State Hlth.), 4.00%, 11/1/44	A2	1,500,000	1,358,569
Cumberland Valley, School Dist. G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/44	AA	1,500,000	1,605,116
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,502,818
Erie, City School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 4/1/33	AA	1,150,000	1,178,073
Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.), 5.00%, 5/1/34	BBB+	750,000	756,956
Erie, Wtr. Auth. Rev. Bonds
Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,047,512
Ser. D, BAM, 4.00%, 12/1/44	AA	1,000,000	962,345
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA-	2,155,000	2,197,567
Governor Mifflin School Dist. G.O. Bonds, Ser. A, 4.00%, 4/1/39	AA-	1,000,000	989,804
Highlands, School Dist. G.O. Bonds, AGM
4.00%, 4/15/43	AA	700,000	678,125
4.00%, 4/15/40	AA	500,000	488,552
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM, 4.00%, 5/1/54	AA	1,245,000	1,143,827
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,345,358
Lancaster Cnty., Convention Ctr. Auth. Hotel Room Rental Tax Rev. Bonds, Ser. B, 4.00%, 5/1/49	Aa2	1,000,000	925,581
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	898,175
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/45	BB+/F	500,000	404,399
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Penn State Hlth.), 5.00%, 11/1/51	A2	1,500,000	1,531,149
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 3.90%, 7/1/34 (8/31/18))	A-1	1,175,000	1,175,000
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A
5.00%, 6/15/49	BB+/F	1,000,000	831,941
5.00%, 6/15/44	BB+/F	1,235,000	1,056,645
Lancaster, Indl. Dev. Auth. Rev. Bonds
(Landis Homes), 4.00%, 7/1/56	BBB-/F	1,030,000	728,022
(Landis Homes Oblig. Group), 4.00%, 7/1/51	BBB-/F	500,000	364,407
(Willow Valley Communities), 4.00%, 12/1/49	A/F	1,550,000	1,311,355
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds, (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A+	350,000	361,842
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	928,951
(ACTS Retirement-Life Communities, Inc.), 5.00%, 11/15/36	A-/F	1,500,000	1,491,301
(Pub. School of Germantown (The)), 4.00%, 10/1/51	BBB+	800,000	606,484
(Pub. School of Germantown (The)), 4.00%, 10/1/46	BBB+	625,000	492,044
(ACTS Retirement-Life Communities, Inc.), 4.00%, 11/15/43	A-/F	550,000	449,528
(Pub. School of Germantown (The)), 4.00%, 10/1/41	BBB+	425,000	351,775
(Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	450,000	404,364
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater), 4.00%, 1/1/29	Baa2	650,000	638,700
PA State G.O. Bonds, 5.00%, 10/1/42	Aa3	1,250,000	1,364,868
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	400,000	436,350
(U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/38	A2	1,750,000	1,859,063
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	253,518
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Procter & Gamble Paper), 5.375%, 3/1/31	Aa3	1,155,000	1,291,728
PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	847,718
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Drexel U.), 4.00%, 5/1/34	Baa1	1,250,000	1,251,765
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (East Stroudsburg), Ser. A, 5.00%, 7/1/35	Baa3	730,000	716,730
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A2	675,000	691,240
Ser. A-1, 5.00%, 12/1/40	Aa3	2,500,000	2,531,662
Ser. 2nd, 5.00%, 12/1/37	A2	1,295,000	1,346,161
5.00%, 6/1/36	A2	2,000,000	2,056,213
4.75%, 12/1/37	A1	1,000,000	1,023,539
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/38	Aa3	3,000,000	1,530,626
PA State U. Rev. Bonds, Ser. A, 5.00%, 9/1/45	Aa1	2,200,000	2,327,772
PA State, Econ. Dev. Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/39	A2	1,500,000	1,585,572
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/40	BB+	1,000,000	988,738
Philadelphia, G.O. Bonds
Ser. A, 5.00%, 8/1/37	A1	500,000	523,532
Ser. B, 5.00%, 2/1/37	A1	1,250,000	1,331,720
Philadelphia, Arpt. Rev. Bonds, AGM
4.00%, 7/1/46	AA	500,000	455,680
4.00%, 7/1/41	AA	400,000	376,194
4.00%, 7/1/40	AA	300,000	284,539
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph U.), 5.50%, 11/1/60	A-	1,000,000	1,051,273
(MaST Cmnty. Charter School II), 5.00%, 8/1/50	BBB-	1,050,000	976,443
(Independence Charter School-West), 5.00%, 6/15/50	BB/P	1,375,000	1,211,013
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	1,000,000	992,007
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB-	615,000	598,711
(Saint Joseph's U.), 4.00%, 11/1/38	A-	1,000,000	924,523
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 4.01%, 10/1/30	VMIG 1	500,000	500,000
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/47	A	2,500,000	2,534,801
Philadelphia, Indl. Dev. Auth. Rev. Bonds, (Alliance for Progress Charter School, Inc.), Ser. A, 5.00%, 6/15/49	BB-/P	500,000	431,265
Philadelphia, Redev. Auth. Rev. Bonds, Ser. B, 5.00%, 9/1/43	A1	1,250,000	1,308,494
Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A1	1,000,000	1,017,960
Ser. A, 5.00%, 9/1/34	A1	1,000,000	1,017,221
Ser. A, 5.00%, 9/1/33	A1	1,575,000	1,689,820
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 11/1/45	A1	1,000,000	1,041,404
Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A	1,000,000	1,049,747
5.00%, 12/15/35	A	625,000	660,991
Pittsburgh, G.O. Bonds
4.00%, 9/1/41	AA-	585,000	569,722
4.00%, 9/1/39	AA-	300,000	296,846
4.00%, 9/1/38	AA-	350,000	349,403
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	Aa3	995,000	821,530
Reading, School Dist. G.O. Bonds, AGM, 5.00%, 3/1/38	AA	1,250,000	1,293,780
Scranton, School Dist. G.O. Bonds, Ser. E, BAM, 4.00%, 12/1/37	AA	1,925,000	1,906,554
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/52	Aa3	1,750,000	1,893,165
State Pub. School Bldg. Auth. Rev. Bonds, AGM, 5.00%, 12/1/33	AA	595,000	616,572
West Cornwall, Twp. Muni. Auth. Rev. Bonds, (Lebanon Valley Brethren Home Oblig. Group), Ser. A
4.00%, 11/15/46	BBB/F	525,000	395,989
4.00%, 11/15/41	BBB/F	505,000	404,108
4.00%, 11/15/36	BBB/F	365,000	312,235
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	483,500
Wilkes-Barre, Area School Dist. G.O. Bonds, BAM, 5.00%, 4/15/59	AA	2,000,000	2,027,186
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,400,000	1,141,278

			99,133,408
Puerto Rico (0.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/37	BB/P	350,000	314,897
4.00%, 7/1/46	BB/P	500,000	416,238

			731,135
Texas (1.4%)
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/48	Aaa	1,400,000	1,498,167

			1,498,167
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	320,000	322,508

			322,508

Total municipal bonds and notes (cost $114,712,053)			$107,931,729

SHORT-TERM INVESTMENTS (0.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	419,907	$419,907

Total short-term investments (cost $419,907)		$419,907
TOTAL INVESTMENTS

Total investments (cost $115,131,960)		$108,351,636

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $109,468,057.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$1,677,279	$8,870,439	$10,127,811	$22,788	$419,907

	Total Short-term investments	$1,677,279	$8,870,439	$10,127,811	$22,788	$419,907
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	23.2%
	Healthcare	23.2
	Local debt	22.6
	Transportation	12.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$107,931,729	$—
Short-term investments	—	419,907	—

Totals by level	$—	$108,351,636	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com